Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) - Research services combined with an IP license € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Notes to the consolidated financial statements
Upfront and milestones payments included in contract liabilities	€ 103,160			€ 107,308
Revenue recognized from upfront payments	4,148	€ 18,243
GSK
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	205,000
Upfront and milestones payments included in contract liabilities	99,180			102,804
Revenue recognized from upfront payments	3,624	17,719
CRISPR
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	2,524		$ 3,000
Upfront and milestones payments included in contract liabilities	852			929
Revenue recognized from upfront payments	77	77
Genmab
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	8,937		$ 10,000
Upfront and milestones payments included in contract liabilities	3,128			€ 3,575
Revenue recognized from upfront payments	447	€ 447
Minimum | GSK
Notes to the consolidated financial statements
Upfront and milestone payments received or receivable	€ 10,000